Summary of Significant Accounting Policies (Detail) - Schedule of Unrecognized Tax Benefits Roll Forward (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012
Balance	$ 2,189,194	$ 1,346,203	$ 3,818,073
Increase in unrecorded tax benefits taken in current year	1,373,704	771,976
Exchange rate adjustment	146,231	71,015
Balance	$ 3,709,129	$ 2,189,194	$ 3,818,073